Segment Information - Schedule of Resource Allocation CODM Reviews (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Schedule Of Resource Allocation Codm Reviews Abstract
Trust Account	$ 186,761,164		$ 174,580,335	$ 186,761,164		$ 181,847,374
Cash	172,928		1,237,201	172,928		772,506
General and administrative costs	803,990	$ 140,317	175,611	2,339,499	$ 460,363	688,452
Interest earned on cash and securities held in Trust Account	1,691,056	1,862,239	1,217,835	4,913,790	5,529,558	7,267,039
Interest on operating account	$ 2,611	$ 10,185	$ 0	$ 12,935	$ 33,637	$ 42,405